Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Profit or loss [abstract]
REVENUE	$ 24,520	$ 24,518	$ 20,665
COST OF SALES	10,972	12,465	9,102
GROSS PROFIT	13,548	12,053	11,563
EXPENSES
Research and development	4,943	4,043	14,101
Sales and marketing	4,298	3,543	3,608
General and administrative	14,735	15,592	15,383
Impairment of Goodwill	0	11,161	2,460
Impairment of Intangible assets	21,184	3,870	0
Amortization of Intangible assets	1,948	2,968	4,414
Total expenses	47,108	41,177	39,966
Loss before other income (expenses) and income taxes	(33,560)	(29,124)	(28,403)
OTHER INCOME (EXPENSES)
Accretion	(10)	(19)	(30)
Grant and subsidy income	180	331	332
Interest and other (expense) income	(283)	23	122
Unrealized foreign exchange (loss) gain	(594)	86	227
Other income (expenses)	(707)	421	651
Loss before income taxes	(34,267)	(28,703)	(27,752)
Income taxes	4,033	2,588	1,192
NET LOSS FOR THE PERIOD	(30,234)	(26,115)	(26,560)
Items that will be reclassified subsequently to loss
Exchange difference on translating foreign operations	1,139	(613)	5,104
COMPREHENSIVE LOSS FOR THE PERIOD	$ (29,095)	$ (26,728)	$ (21,456)
LOSS PER SHARE - BASIC	$ (0.91)	$ (1.02)	$ (1.07)
LOSS PER SHARE - DILUTED	$ (0.91)	$ (1.02)	$ (1.07)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	33,385,499	25,635,526	24,897,185